Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Summary of Revenue and EBITDA

For the year ended December 31, 2021	EMEA	Americas	Asia	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	336,452	179,830	126,908	—	—	643,190
Intersegment revenue	89,460	908	—	—	(90,368)	—
Total segment revenue	425,912	180,738	126,908	—	(90,368)	643,190
Adjusted EBITDA	21,959	(44,560)	(16,480)	(107,896)	—	(146,977)
Share-based compensation expense	(3,780)	(2,963)	(4,192)	(12,697)	—	(23,632)
Product recall expenses[1]	(1,654)	—	—	—	—	(1,654)
Asset impairment charge[2]	(4,970)	—	—	—	—	(4,970)
IPO preparation and transaction costs	—	—	—	(9,288)	—	(9,288)
EBITDA	11,555	(47,523)	(20,672)	(129,881)	—	(186,521)
Finance income	—	—	—	—	—	14,435
Finance expenses	—	—	—	—	—	(15,740)
Depreciation and Amortization	—	—	—	—	—	(27,222)
Loss before tax	—	—	—	—	—	(215,048)

*	Corporate consists of general overhead costs not allocated to the segments.
**	Eliminations in 2021 refer to intersegment revenue for sales of products from EMEA and Americas to Asia.
(1)	Relates to recall of products in Sweden as previously communicated on November 17, 2021. See the Company’s Form 6-K filed on November 17, 2021.
(2)

Relates to an asset impairment charge of certain production equipment at our Landskrona production facility in Sweden for which we have no alternative use. Of the $5.0 million, $4.3 million relates to property, plant and equipment and $0.7 million relates to leases.

For the year ended December 31, 2020	EMEA	Americas	Asia	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	267,691	99,997	53,663	—	—	421,351
Intersegment revenue	35,208	230	—	—	(35,438)	—
Total segment revenue	302,899	100,227	53,663	—	(35,438)	421,351
Adjusted EBITDA	39,456	(25,117)	(2,141)	(44,480)	—	(32,282)
Share-based compensation expense	—	—	—	(1,014)	—	(1,014)
IPO preparation and transaction costs	—	—	—	(679)	—	(679)
EBITDA	39,456	(25,117)	(2,141)	(46,173)	—	(33,975)
Finance income	—	—	—	—	—	515
Finance expenses	—	—	—	—	—	(11,372)
Depreciation and Amortization	—	—	—	—	—	(13,118)
Loss before tax	—	—	—	—	—	(57,950)

*	Corporate consists of general overhead costs not allocated to the segments.
**	Eliminations in 2020 primarily refer to intersegment revenue for sales of products from EMEA to Asia.

For the year ended December 31, 2019	EMEA	Americas	Asia	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	154,746	39,120	10,182	—	—	204,047
Intersegment revenue	6,222	—	—	—	(6,222)	—
Total segment revenue	160,967	39,120	10,182	—	(6,222)	204,047
Adjusted EBITDA	16,594	(13,663)	(5,211)	(18,463)	—	(20,743)
Share-based compensation expense	—	—	—	(1,922)	—	(1,922)
IPO preparation and transaction costs	—	—	—	—	—	—
EBITDA	16,594	(13,663)	(5,211)	(20,386)	—	(22,665)
Finance income	—	—	—	—	—	47
Finance expenses	—	—	—	—	—	(3,655)
Depreciation and Amortization	—	—	—	—	—	(8,094)
Loss before tax	—	—	—	—	—	(34,367)

*	Corporate consists of general overhead costs not allocated to the segments.
**	Eliminations in 2019 refer to intersegment revenue for sales of products from EMEA to Asia.

Summary of Non-current Assets by Country

Non-current assets for this purpose consists of property, plant and equipment and right-of-use assets:

	2021	2020
US	262,538	142,563
Sweden	122,488	98,285
UK	119,973	106
China	101,082	800
Singapore	36,182	8,780
Other	25,833	25,194
Total	668,096	275,728

Summary of Revenue from External Customers

The Group is domiciled in Sweden. The amount of its revenue from external customers, broken down by location of the customers, is shown in the table below.

	2021	2020	2019
US	177,180	99,988	39,123
UK	120,278	92,805	47,347
China	111,830	47,452	9,274
Germany	70,699	51,673	17,322
Sweden	57,937	56,587	47,290
Finland	27,420	25,818	21,505
The Netherlands	24,047	17,017	9,125
Other	53,799	30,011	13,061
Total	643,190	421,351	204,047

Revenue from external customers, broken down by channel, is shown in the table below.

	2021	2020	2019
Retail	387,939	297,973	153,035
Foodservice	223,125	108,317	42,850
Other	32,126	15,061	8,162
Total	643,190	421,351	204,047